Litigations - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in provision
Balance at the beginning	$ 4,522
Balance at the end	4,580	$ 4,522
Current liabilities	1,045	1,664
Non-current liabilities	3,419	4,113
Legal proceedings reserved	402	423
Legal proceedings guaranteed	463	487
Provisions for litigation (note 28)
Changes in provision
Balance at the beginning	1,091	1,462
Additions and reversals, net	98	73
Payments	(94)	(112)
Indexation and interest	87	(28)
Translation adjustment	(77)	(304)
Acquisition of NLC	10
Discontinued operations	(10)
Balance at the end	1,105	1,091
Current liabilities	93	87
Non-current liabilities	1,012	1,004
Provisions	1,105
Tax litigation
Changes in provision
Balance at the beginning	485	696
Additions and reversals, net	4	29
Payments	(10)	(23)
Indexation and interest	10	(85)
Translation adjustment	(33)	(132)
Balance at the end	456	485
Current liabilities	14
Non-current liabilities	442
Provisions	456
Civil litigation
Changes in provision
Balance at the beginning	260	300
Additions and reversals, net	19	26
Payments	(22)	(30)
Indexation and interest	45	30
Translation adjustment	(18)	(66)
Acquisition of NLC	2
Discontinued operations	(2)
Balance at the end	284	260
Current liabilities	22
Non-current liabilities	262
Provisions	284
Labor litigation
Changes in provision
Balance at the beginning	335	455
Additions and reversals, net	74	16
Payments	(57)	(59)
Indexation and interest	32	26
Translation adjustment	(26)	(103)
Acquisition of NLC	8
Discontinued operations	(8)
Balance at the end	358	335
Current liabilities	56
Non-current liabilities	302
Provisions	358
Environmental litigation
Changes in provision
Balance at the beginning	11	11
Additions and reversals, net	1	2
Payments	(5)
Indexation and interest	0	1
Translation adjustment		(3)
Balance at the end	7	$ 11
Current liabilities	1
Non-current liabilities	6
Provisions	$ 7